CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (recast) (USD $) In Millions, except Per Share data	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010	Mar. 31, 2009
REVENUES
Questar Gas	$ 360.7	$ 405.7	$ 873.9	$ 1,009.7
Questar Pipeline	47.7	41.3	179.6	172.6
Wexpro	6.2	2.4	21.6	25.2
Total Revenues	414.6	449.4	1,075.1	1,207.5
OPERATING EXPENSES
Cost of sales (excluding operating expenses shown separately)	158.3	216	273.7	445.5
Operating and maintenance	51.8	46.5	172.9	156.3
General and administrative	26.2	22.4	97.2	90.1
Production and other taxes	14.6	12.6	44.4	57.3
Depreciation, depletion and amortization	38.9	36.6	149.4	137.2
Impairment	0	0	0	14
Total Operating Expenses	289.8	334.1	737.6	900.4
Net gain (loss) from asset sales	0	0.1	0.1	4.3
Operating Income	124.8	115.4	337.6	311.4
Interest and other income	2.8	2.8	12.5	22.3
Income from unconsolidated affiliate	1	1	3.8	1.6
Interest expense	(14.3)	(16.1)	(57.8)	(64.9)
Income From Continuing Operations Before Income Taxes	114.3	103.1	296.1	270.4
Income taxes	(42.1)	(37.8)	(108.7)	(95.6)
INCOME FROM CONTINUING OPERATIONS	72.2	65.3	187.4	174.8
Discontinued operations, net of income taxes	78.7	2.4	291.7	397.5
Discontinued operations, noncontrolling interest	(0.6)	(0.5)	(2.7)	(7.1)
Total Discontinued Operations, Net Of Income Taxes	78.1	1.9	289	390.4
NET INCOME ATTRIBUTABLE TO QUESTAR	$ 150.3	$ 67.2	$ 476.4	$ 565.2
Earnings Per Common Share Attributable To Questar
Basic from continuing operations	$ 0.41	$ 0.38	$ 1.06	$ 1.02
Basic from discontinued operations	$ 0.45	$ 0.01	$ 1.67	$ 2.25
Basic Total	$ 0.86	$ 0.39	$ 2.73	$ 3.27
Diluted from continuing operations	$ 0.41	$ 0.37	$ 1.06	$ 1
Diluted from discontinued operations	$ 0.44	$ 0.01	$ 1.64	$ 2.21
Diluted Total	$ 0.85	$ 0.38	$ 2.7	$ 3.21
Weighted average common shares outstanding
Used in basic calculation	174.9	173.8	174.4	173
Used in diluted calculation	177.2	175.9	176.6	175.9
Dividends per common share	$ 0.13	$ 0.125	$ 0.51	$ 0.495

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (recast) (USD $) In Millions	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2009
Current Assets
Cash and cash equivalents	$ 0	$ 11.5	$ 0
Notes receivable	53	39.3	28.9
Accounts receivable, net	127.7	122.8	138.2
Unbilled-gas accounts receivable	57.6	86.9	46.3
Gas stored underground	11.6	42.9	11.6
Materials and supplies	21.4	19.9	25.2
Regulatory assets	38.1	43.4	29.5
Prepaid expenses and other	6.3	8.6	4
Deferred income taxes - current	14.3	14.3	12.4
Current assets of discontinued operations	684.6	562.4	830.1
Total Current Assets	1,014.6	952	1,126.2
Property, Plant and Equipment	4,379.5	4,338.9	4,113.5
Accumulated depreciation, depletion and amortization	(1,657.3)	(1,625.3)	(1,538.6)
Net property, plant and equipment of discontinued operations	5,222	5,091.3	4,658
Net Property, Plant and Equipment	7,944.2	7,804.9	7,232.9
Investment in unconsolidated affiliate	28.3	28.1	28.6
Regulatory assets	22.4	23.5	24.9
Other noncurrent assets	35.3	34.9	38.1
Noncurrent assets of discontinued operations	282.9	175.2	273.8
TOTAL ASSETS	9,327.7	9,018.6	8,724.5
Current Liabilities
Checks outstanding in excess of cash balances	0.8	0	8.6
Short-term debt	134.5	169	65.5
Notes payable	27.9	52.9	20.8
Accounts payable and accrued expenses	207.4	232.2	160.7
Regulatory liabilities	10.6	30.7	98.6
Current portion of long-term debt	0	0	42
Current liabilities of discontinued operations	750.4	584.2	518.1
Total Current Liabilities	1,131.6	1,069	914.3
Long-term debt, less current portion	831.2	831.2	779.9
Long-term note payable	0	0	50
Deferred income taxes	379.3	377.7	288
Asset retirement obligations	57.5	65	62.1
Defined benefit pension plan and other postretirement benefits	210.6	206.9	253.2
Other long-term liabilities	88.2	87.5	95.4
Noncurrent liabilities of discontinued operations	2,749.6	2,824.2	2,729.6
EQUITY
Common stock	462.5	454.8	425.2
Retained earnings	3,205.2	3,077.7	2,817.8
Accumulated other comprehensive income (loss)	157.7	(30.3)	250.9
TOTAL COMMON SHAREHOLDERS' EQUITY	3,825.4	3,502.2	3,493.9
Noncontrolling interest of discontinued operations	54.3	54.9	58.1
Total Equity	3,879.7	3,557.1	3,552
TOTAL LIABILITIES AND EQUITY	$ 9,327.7	$ 9,018.6	$ 8,724.5

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (recast) (USD $) In Millions	3 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
OPERATING ACTIVITIES
Net income	$ 150.9	$ 67.7
Discontinued operations, net of income taxes	(78.7)	(2.4)
Adjustments to reconcile net income to net cash provided from operating activities
Depreciation, depletion and amortization	40.6	38.4
Deferred income taxes	1.6	12.7
Share-based compensation	2.8	1.8
Net (gain) from asset sales	0	(0.1)
(Income) from unconsolidated affiliate	(1)	(1)
Distributions from unconsolidated affiliate	0.8	0
Changes in operating assets and liabilities	26.5	88.3
Net Cash Provided By Operating Activities Of Continuing Operations	143.5	205.4
INVESTING ACTIVITIES
Property, plant and equipment	(60.9)	(67)
Cash used in disposition of assets	(0.2)	(0.2)
Proceeds from disposition of assets	0	1.2
Change in notes receivable	(13.7)	60.5
Net Cash Used In Investing Activities Of Continuing Operations	(74.8)	(5.5)
FINANCING ACTIVITIES
Common stock issued	5.9	3.2
Common stock repurchased	(5.9)	(4)
Change in short-term debt	(34.5)	(165.6)
Change in notes payable	(25)	(19.9)
Checks outstanding in excess of cash balances	0.8	7.4
Dividends paid	(22.8)	(21.7)
Tax benefits from share-based compensation	1.3	0.7
Net Cash Used In Financing Activities Of Continuing Operations	(80.2)	(199.9)
CASH USED IN CONTINUING OPERATIONS	(11.5)	0
Cash provided by operating activities of discontinued operations	222	275.4
Cash used in investing activities of discontinued operations	(263.4)	(297.7)
Cash provided by (used in) financing activities of discontinued operations	22.1	(2.8)
Effect of change in cash and cash equivalents of discontinued operations	19.3	25.1
Change in cash and cash equivalents	(11.5)	0
Beginning cash and cash equivalents	11.5	0
Ending cash and cash equivalents	$ 0	$ 0

Nature of Business	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Nature of Business	Note 1 - Nature of Business Questar Corporation (Questar or the Company) is a Rockies-based integrated natural gas company with three complementary lines of business: - Wexpro Company (Wexpro) develops and produces natural gas from cost-of-service reserves for Questar Gas.- Questar Pipeline Company (Questar Pipeline) operates interstate natural gas pipelines and storage facilities in the western United States and provides other energy services.- Questar Gas Company (Questar Gas) provides retail natural gas distribution in Utah, Wyoming and Idaho. Questar is headquartered in Salt Lake City, Utah. Shares of Questar common stock trade on the New York Stock Exchange (NYSE:STR).

Basis of Presentation of Interim Consolidated Financial Statements	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Basis of Presentation of Interim Consolidated Financial Statements [Text Block]	Note 2 - Basis of Presentation of Interim Consolidated Financial Statements The interim condensed consolidated financial statements contain the accounts of Questar and its majority-owned or controlled subsidiaries. The condensed consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and with the instructions for Quarterly Reports on Form 10-Q and Regulations S-X and S-K. All significant intercompany accounts and transactions have been eliminated in consolidation. The condensed consolidated financial statements reflect all normal, recurring adjustments and accruals that are, in the opinion of management, necessary for a fair presentation of financial position and results of operations for the interim periods presented. Interim condensed consolidated financial statements do not include all of the information and notes required by GAAP for audited annual consolidated financial statements. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2009, as recast on a Current Report on Form 8-K filed September 29, 2010. The preparation of the condensed consolidated financial statements and notes in conformity with GAAP requires that management make estimates and assumptions that affect the amounts of revenues, expenses, assets and liabilities, and disclosure of contingent assets and liabilities. Actual results could differ from estimates. The results of operations for the three and twelve months ended March 31, 2010, are not necessarily indicative of the results that may be expected for the year ending December 31, 2010. Questar uses the equity method to account for its investment in an unconsolidated affiliate where it does not have control, but has significant influence. Generally, the investment in unconsolidated affiliate on the Company's consolidated balance sheets equals the Company's proportionate share of equity reported by the unconsolidated affiliate. Investment is assessed for possible impairment when events indicate that the fair value of the investment may be below the Company's carrying value. When such a condition is deemed to be other than temporary, the carrying value of the investment is written down to its fair value, and the amount of the write-down is included in the determination of net income. White River Hub, LLC, a limited liability company and FERC-regulated transporter of natural gas, is the single unconsolidated affiliate. Questar Pipeline owns 50% of White River Hub, LLC, and is the operator. Effective May 18, 2010, Questar Market Resources, Inc., (Market Resources) a wholly-owned subsidiary of Questar Corporation (Questar or Company), merged with and into its newly-formed, wholly-owned subsidiary, QEP Resources, Inc. (QEP), a Delaware corporation in order to reincorporate in the State of Delaware (Reincorporation Merger). The Reincorporation Merger was effected pursuant to an Agreement and Plan of Merger entered into between Market Resources and QEP. The Reincorporation Merger was approved by the boards of directors of Market Resources and QEP and submitted to a vote of, and approved by, Questar, as sole shareholder of Market Resources, and by Market Resources, as sole shareholder of QEP on May 18, 2010. On June 30, 2010, Questar distributed all of the shares of common stock of QEP held by Questar to Questar shareholders in a tax-free, pro rata dividend (the Spinoff). Each Questar shareholder received one share of QEP common stock for each one share of Questar common stock held (including fractional shares) at the close business on the record date. In connection therewith, QEP distributed Wexpro Company (Wexpro), a wholly-owned subsidiary of QEP, to Questar. In addition, Questar contributed $250.0 million of equity to QEP prior to the Spinoff. The financial information presented in this Current Report on Form 8-K recasts QEP's financial condition and operating results as discontinued operations for all periods presented and reflects Wexpro's financial condition and operating results as a separate line of business. A summary of discontinued operations can be found in Note 3. All dollar and share amounts in this Current Report on Form 8-K are in millions, except per-share information and where otherwise noted.

Discontinued Operations	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Discontinued Operations	Note 3 - Discontinued Operations QEP operations are reflected as discontinued operations in this Current Report on Form 8-K and summarized below: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (in millions, except per share amounts)Revenues $580.1 $482.1 $2,070.5 $2,230.2 Operating income 142.9 155.1 573.3 891.0 Discontinued operations, net of income taxes 78.7 2.4 291.7 397.5 Discontinued operations, noncontrolling interest (0.6) (0.5) (2.7) (7.1)Total discontinued operations, net of income taxes $ 78.1 $ 1.9 $ 289.0 $ 390.4 Earnings Per Common Share Attributable To Questar Basic from discontinued operations $ 0.45 $ 0.01 $ 1.67 $ 2.25 Diluted from discontinued operations 0.44 0.01 1.64 2.21

Comprehensive Income	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Comprehensive Income	Note 4 - Comprehensive Income Comprehensive income is the sum of net income attributable to Questar as reported in the Consolidated Statements of Income and other comprehensive income (loss). Other comprehensive income (loss) includes changes in the market value of commodity-based derivative instruments and recognition of the under-funded position of the defined benefit pension plan and other postretirement benefits (employee benefits). These transactions are not the culmination of the earnings process but result from periodically adjusting historical balances to fair value. Income or loss is recognized when the pension or other postretirement benefit costs are accrued. Comprehensive income attributable to Questar is shown below: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (recast) (recast) (recast) (recast) (in millions)Net income $ 150.9 $ 67.7 $ 479.1 $ 572.3 Other comprehensive income (loss) Employee benefits - - 47.8 (146.7) Long-term investment 0.1 - 0.1 - Discontinued operations Change in unrealized fair value of derivatives 299.2 89.6 (195.5) 894.5 Income taxes (111.3) (33.4) 54.4 (278.5) Net other comprehensive income (loss) 188.0 56.2 (93.2) 469.3 Comprehensive income 338.9 123.9 385.9 1,041.6 Discontinued operations, noncontrolling interest (0.6) (0.5) (2.7) (7.1) Comprehensive income attributable to Questar $ 338.3 $ 123.4 $ 383.2 $1,034.5 The components of Accumulated Other Comprehensive Income (Loss) (AOCI), net of income taxes, shown on the Condensed Consolidated Balance Sheets are as follows: March 31, March 31, December 31, 2010 2009 2009 (in millions) Employee benefits ( $117.4) ( $146.9) ( $117.4)Long-term investment 0.1 - - Discontinued operations, unrealized fair value of derivatives 275.0 397.8 87.1 Accumulated Other Comprehensive (Loss) $ 157.7 $250.9 ( $ 30.3)

Earnings Per Share	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Earnings Per Share	Note 5 - Earnings Per Share Basic earnings per share (EPS) is computed by dividing net income attributable to Questar by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the potential increase in the number of outstanding shares that could result from the exercise of in-the-money stock options. A reconciliation of the components of basic and diluted shares used in the EPS calculation follows: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (in millions)Weighted-average basic common shares outstanding 174.9 173.8 174.4 173.0 Potential number of shares issuable under the Long- Term Stock Incentive Plan 2.3 2.1 2.2 2.9 Average diluted common shares outstanding 177.2 175.9 176.6 175.9

Asset Retirement Obligations	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Asset Retirement Obligations	Note 6 - Asset Retirement Obligations Questar records asset retirement obligations (ARO) when there are legal obligations associated with the retirement of tangible long-lived assets. The fair values of retirement costs are estimated by Company personnel based on abandonment costs of similar properties available to field operations and depreciated over the life of the related assets. Revisions to ARO estimates result from changes in expected cash flows or material changes in estimated retirement costs. The ARO liability is adjusted to present value each period through an accretion calculation using a credit-adjusted risk-free interest rate. Income or expense resulting from the settlement of ARO liabilities is included in net gain or (loss) from asset sales on the Consolidated Statements of Income. Changes in ARO were as follows: 2010 2009 (recast) (recast) (in millions) ARO liability at January 1 $65.0 $58.9 Accretion 0.7 0.8 Liabilities incurred 0.2 - Revisions (8.3) 2.4 Liabilities settled (0.1) - ARO liability at March 31 $57.5 $62.1 Wexpro collects from Questar Gas and deposits in trust certain funds related to estimated ARO costs. The funds are recorded in other noncurrent assets on the Condensed Consolidated Balance Sheets and used to satisfy retirement obligations as the properties are abandoned. The accounting treatment of reclamation activities associated with ARO for properties administered under the Wexpro Agreement is defined in a guideline letter between Wexpro and the Utah Division of Public Utilities and the staff of the Public Service Commission of Wyoming (PSCW).

Fair Value Measurements	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Fair Value Measures	Note 7 - Fair Value Measurements Questar measures and discloses fair values in accordance with the provisions of ASC 820 "Fair Value Measurements and Disclosures." ASC 820 establishes a fair-value hierarchy of Levels 1, 2 and 3 based on inputs with Level 1 measures calculated from the most visible inputs. Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The following table discloses the fair value and related carrying amount of certain financial instruments not disclosed in other notes to the consolidated financial statements in this Current Report on Form 8-K: Carrying Estimated Carry Estimated Amount Fair Value Amount Fair Value March 31, 2010 December 31, 2009 (recast) (recast) (in millions)Financial assets Cash and cash equivalents $ - $ - $ 11.5 $ 11.5 Notes receivable 53.0 53.0 39.3 39.3 Long-term investment 12.2 12.2 11.7 11.7 Financial liabilities Checks outstanding in excess of cash balances 0.8 0.8 - - Short-term debt 134.5 134.5 169.0 169.0 Notes payable 27.9 27.9 52.9 52.9 Long-term debt, including current portion 831.2 913.1 831.2 895.0 The carrying amounts of cash and cash equivalents, notes receivable, checks outstanding in excess of cash balances, notes payable and short-term debt approximate fair value. The fair value of fixed-rate long-term debt is based on the discounted present value of cash flows using the Company's current credit-risk adjusted borrowing rates. Notes receivable, notes payable and long-term note payable represent borrowing transactions between Questar and pre-Spinoff affiliated companies. The long-term investment consists of money market and short-term bond index mutual funds, and represents funds held in Wexpro's trust (see Note 6). The fair value of the long-term investment is based on quoted prices for the underlying mutual funds, and is considered a Level 1 fair value.

Share-Based Compensation	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Share-Based Compensation	Note 8 - Share-Based Compensation Questar issues stock options and restricted shares to certain officers, employees and non-employee directors under its Long-Term Stock Incentive Plan (LTSIP). To generally preserve the potential benefits under the LTSIP prior to the Spinoff, stock options and restricted share awards outstanding as of June 30, 2010, were adjusted and bifurcated into stock options and restricted share awards for both Questar and QEP, respectively. The exercise price of options and the grant-day prices of restricted shares were modified using the ratio of the June 30, 2010, closing prices of Questar, $14.66 or 32.23%, and QEP, $30.83 or 67.77%. Questar recognizes expense over time as the stock options or restricted shares vest. First quarter share-based compensation expense amounted to $2.8 million in 2010 compared to $1.8 million in 2009. Deferred share-based compensation, representing the unvested value of restricted share awards, amounted to $10.2 million at March 31, 2010. Deferred share-based compensation is included in common stock on the Condensed Consolidated Balance Sheets. First quarter cash flow from income tax benefits in excess of recognized compensation expense amounted to $1.3 million in 2010 compared to $0.7 million in 2009. There were 7,379,847 shares available for future grants at March 31, 2010. The Company uses the Black-Scholes-Merton mathematical model in estimating the fair value of stock options for accounting purposes. Fair-value calculations rely upon subjective assumptions used in the mathematical model and may not be representative of future results. The Black-Scholes-Merton model was intended for measuring the value of options traded on an exchange. The calculated fair value of options granted and major assumptions used in the model at the date of grant are listed below: Stock Option Variables 3 Months Ended March 31, 2010 Fair value of options at grant date (recast) $13.10 Risk-free interest rate 2.30%Expected price volatility 30.3%Expected dividend yield 1.18%Expected life in years 5.2 Unvested stock options decreased by 91,004 to 703,328 in the first quarter of 2010. Stock options of certain employees were immediately vested as a result of the Spinoff. Stock-option transactions under the terms of the LTSIP recast for the effect of the Spinoff are summarized below: Options Outstanding (recast) Price Range (recast) Weighted-averagePrice(recast)Balance at January 1, 2010 3,001,999 $2.42 - $17.35 $ 6.42 Granted 266,000 13.10 13.10 Exercised (84,908) 2.42 - 4.52 3.27 Balance at March 31, 2010 3,183,091 $3.70 - $17.35 $ 7.07 Options Outstanding (recast) Options Exercisable (recast) Unvested Options (recast) Range of exercise prices Number outstanding at March 31, 2010 Weighted-average remaining term in years Weighted-average exercise price Number exercisableat March 31, 2010 Weighted-average exercise price Number unvested at March 31, 2010 Weighted- average exercise price $ 3.70 517,646 1.8 $ 3.70 517,646 $ 3.70 - $ - 4.37 - 4.79 1,478,445 2.0 4.42 1,478,445 4.42 - - 7.84 - 10.01 150,000 5.3 8.56 100,000 7.84 50,000 10.01 $10.91 - $17.35 1,037,000 3.7 12.30 383,672 12.35 653,328 12.27 3,183,091 2.7 $ 7.07 2,479,763 $ 5.63 703,328 $ 12.11 Restricted share grants typically vest in equal installments over a three- or four-year period from the grant date. Several grants vest in a single installment after a specified period. The weighted-average vesting period of unvested restricted shares at March 31, 2010, was 20 months. Restricted share transactions under the terms of the LTSIP recast for the effect of the Spinoff are summarized below: Unvested Restricted Shares (recast) Price Range (recast) Weighted-averagePrice(recast)Balance at January 1, 2010 331,475 $10.01 - $17.57 $13.43 Granted 172,150 13.10 13.10 Distributed (111,494) 11.40 - 17.35 13.88 Balance at March 31, 2010 392,131 $10.01 - $17.57 $13.16 As result of the Spinoff and bifurcation of share-based awards, restricted QEP shares and QEP stock options were granted to certain officers, employees and non-employee directors of Questar. The awards include 392,131 unvested restricted shares with a weighted-average price of $27.68 per share and 703,328 unvested stock options with a weighted-average price of $25.47 per share. Questar will recognize expense in future periods for these unvested share-based awards. In addition, certain QEP officers, employees and non-employee directors received 1,815,494 Questar stock options.

Employee Benefits	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Employee Benefits	Note 9 - Employee Benefits The defined benefit pension plan and other postretirement benefits along with related assets, liabilities and expenses apply to all eligible Questar and QEP employees. Questar has defined-benefit pension and life insurance plans covering a majority of its employees. The Company closed its postretirement medical coverage and life insurance to employees hired or rehired after January 1, 1997, and established maximum amounts paid by the Company. Questar is subject to and complies with minimum-required and maximum-allowed annual contribution levels for its qualified retirement plan as determined by the Employee Retirement Income Security Act and Internal Revenue Code. Subject to these limitations, Questar plans to fund the qualified retirement plan in amounts approximately equal to the yearly expense, which is estimated to be $20.8 million for 2010. Pension expense increased year-over-year because the pension liabilities were revalued on June 30, 2010, using a lower discount rate and returns on plan assets were lower than expected. On July 1, 2010, Questar closed its defined-benefit pension plan to new hires or rehires. The Company also has a nonqualified pension plan for eligible employees, which provides a benefit in addition to the benefit limit defined by the Internal Revenue Service for qualified pension plans. The nonqualified pension plan is unfunded. Claims are paid from the Company general funds. The 2010 nonqualified pension plan expense is estimated to be $3.9 million. Components of the qualified and nonqualified pension expense included in the determination of net income are listed below: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (in millions)Service cost $2.4 $2.5 $9.8 $9.7 Interest cost 7.9 7.2 30.3 28.3 Expected return on plan assets (6.4) (6.4) (25.3) (26.3)Prior service and other costs 0.3 0.3 1.2 1.2 Recognized net-actuarial loss 1.8 1.5 6.9 5.1 Settlement costs 0.2 0.3 1.9 0.9 Pension expense $6.2 $5.4 $24.8 $18.9 The Company currently estimates a $6.1 million expense for postretirement benefits other than pensions in 2010 before $0.8 million for accretion of a regulatory liability. Postretirement benefits include an estimate of the effect of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Questar's prescription drug benefit is actuarially equivalent to Part D of Medicare and therefore qualifies for a federal subsidy available on benefits provided to plan participants. In 2004, the Medicare Part D benefit reduced the accumulated postretirement benefit obligation by $2.0 million. By year-end 2009, the Medicare Part D subsidy grew to $4.0 million. Yearly amortization of this benefit amounting to $0.3 million reduces expense through a decrease in the amortization of the unrecognized net loss. The Medicare Part D subsidy is no longer tax exempt as a result of the Health Care and Education Reconciliation Act of 2010. Receipts of Medicare Part D subsidies reduce Company contributions to the employee plan. Expense components are listed below: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (in millions)Service cost $0.2 $0.2 $0.7 $0.7 Interest cost 1.2 1.2 4.6 4.6 Expected return on plan assets (0.5) (0.5) (2.2) (3.1)Amortization of transition obligation 0.5 0.5 1.9 1.9 Amortization of losses 0.2 0.3 0.8 0.3 Accretion of regulatory liability 0.2 0.2 0.8 0.8 Postretirement benefits expense $1.8 $1.9 $6.6 $5.2

Operations by Line of Business	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Operations by Line of Business	Note 10 - Operations by Line of Business Questar's three complementary lines of business include Wexpro, which develops and produces natural gas on behalf of Questar Gas's customers; Questar Pipeline, which operates interstate natural gas pipelines and storage facilities; and Questar Gas, which provides retail natural gas distribution in Utah, Wyoming and Idaho. Line-of-business information is presented according to senior management's basis for evaluating performance and considering differences in the nature of products, services and regulation among other factors. Following is a summary of operations by line of business: 3 Months Ended March 31, 12 Months Ended March 31, 2010 2009 2010 2009 (recast) (recast) (recast) (recast) (in millions)Revenues from Unaffiliated Customers Wexpro $ 6.2 $ 2.4 $ 21.6 $ 25.2 Questar Pipeline 47.7 41.3 179.6 172.6 Questar Gas 360.7 405.7 873.9 1,009.7 Total $ 414.6 $ 449.4 $1,075.1 $1,207.5 Revenues from Affiliated Companies Wexpro $ 60.5 $ 59.5 $ 226.1 $ 223.0 Questar Pipeline 18.8 18.5 72.5 71.6 Questar Gas 0.3 - 1.3 4.1 Total $ 79.6 $ 78.0 $ 299.9 $ 298.7 Operating Income (Loss) Wexpro $ 32.8 $ 28.9 $ 128.5 $ 114.8 Questar Pipeline 33.5 29.3 119.4 109.7 Questar Gas 58.6 57.2 88.3 88.0 Corporate (0.1) - 1.4 (1.1)Total $ 124.8 $ 115.4 $ 337.6 $ 311.4 Income From Continuing Operations Wexpro $ 21.2 $ 18.8 $ 83.1 $ 76.5 Questar Pipeline 17.2 14.7 60.7 56.8 Questar Gas 33.1 31.8 42.9 41.4 Corporate 0.7 - 0.7 0.1 Total $ 72.2 $ 65.3 $ 187.4 $174.8

Rate Regulation	3 Months Ended
Mar. 31, 2010
Notes To Financial Statements [Abstract]
Note 11 - Questar Gas General Rate Ca...	Note 11 - Questar Gas General Rate Case On April 8, 2010, the Public Service Commission of Utah (PSCU) approved a stipulated settlement of Questar Gas's Utah general rate case. The settlement increases Questar Gas's allowed return on equity from 10.0% to 10.35% and extends the existing conservation enabling tariff (CET). The settlement also provides for a rate-tracking mechanism to allow for recovery of the capital costs associated with Questar Gas's high-pressure natural gas feeder-line replacement program.

Document Information	3 Months Ended
Mar. 31, 2010
Document Type	8-K
Document Period End Date	2010-03-31
Amendment Flag	false

Entity Information (USD $) Share data in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2009
Entity Registrant Name	Questar Corporation
Entity Central Index Key	0000751652
Current Fiscal Year End Date		--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Public Float				$ 5,400,000,000
Entity Common Stock Shares Outstanding			175,093,545
Document Fiscal Year Focus		2010
Document Fiscal Period Focus	Q1